Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	American Funds Retirement Income Portfolio Series
Central Index Key	0001640102
Amendment Flag	false
Document Creation Date	Aug. 28, 2015
Document Effective Date	Aug. 28, 2015
Prospectus Date	Jun. 30, 2015
American Funds Retirement Income Portfolio - Conservative SM | Class A
Prospectus:
Trading Symbol	NAARX
American Funds Retirement Income Portfolio - Conservative SM | Class R-4
Prospectus:
Trading Symbol	RMRPX
American Funds Retirement Income Portfolio - Conservative SM | Class R-5
Prospectus:
Trading Symbol	RQRPX
American Funds Retirement Income Portfolio - Conservative SM | Class R-6
Prospectus:
Trading Symbol	RTRPX
American Funds Retirement Income Portfolio - Conservative SM | Class B
Prospectus:
Trading Symbol	NABRX
American Funds Retirement Income Portfolio - Conservative SM | Class C
Prospectus:
Trading Symbol	NGCRX
American Funds Retirement Income Portfolio - Conservative SM | Class F-1
Prospectus:
Trading Symbol	FAFWX
American Funds Retirement Income Portfolio - Conservative SM | Class F-2
Prospectus:
Trading Symbol	FDFWX
American Funds Retirement Income Portfolio - Conservative SM | Class R-1
Prospectus:
Trading Symbol	RARPX
American Funds Retirement Income Portfolio - Conservative SM | Class R-2
Prospectus:
Trading Symbol	RDRPX
American Funds Retirement Income Portfolio - Conservative SM | Class R-2E
Prospectus:
Trading Symbol	RGRPX
American Funds Retirement Income Portfolio - Conservative SM | Class R-3
Prospectus:
Trading Symbol	RJRPX
American Funds Retirement Income Portfolio - Moderate SM | Class A
Prospectus:
Trading Symbol	NBARX
American Funds Retirement Income Portfolio - Moderate SM | Class B
Prospectus:
Trading Symbol	NBBRX
American Funds Retirement Income Portfolio - Moderate SM | Class C
Prospectus:
Trading Symbol	NBCRX
American Funds Retirement Income Portfolio - Moderate SM | Class F-1
Prospectus:
Trading Symbol	FBFWX
American Funds Retirement Income Portfolio - Moderate SM | Class F-2
Prospectus:
Trading Symbol	FHFWX
American Funds Retirement Income Portfolio - Moderate SM | Class R-1
Prospectus:
Trading Symbol	RBRPX
American Funds Retirement Income Portfolio - Moderate SM | Class R-2
Prospectus:
Trading Symbol	RERPX
American Funds Retirement Income Portfolio - Moderate SM | Class R-2E
Prospectus:
Trading Symbol	RHRPX
American Funds Retirement Income Portfolio - Moderate SM | Class R-3
Prospectus:
Trading Symbol	RKRPX
American Funds Retirement Income Portfolio - Moderate SM | Class R-4
Prospectus:
Trading Symbol	RNRPX
American Funds Retirement Income Portfolio - Moderate SM | Class R-5
Prospectus:
Trading Symbol	RRRPX
American Funds Retirement Income Portfolio - Moderate SM | Class R-6
Prospectus:
Trading Symbol	RURPX
American Funds Retirement Income Portfolio - Enhanced SM | Class A
Prospectus:
Trading Symbol	NDARX
American Funds Retirement Income Portfolio - Enhanced SM | Class B
Prospectus:
Trading Symbol	NDBRX
American Funds Retirement Income Portfolio - Enhanced SM | Class C
Prospectus:
Trading Symbol	NDCRX
American Funds Retirement Income Portfolio - Enhanced SM | Class F-1
Prospectus:
Trading Symbol	FCFWX
American Funds Retirement Income Portfolio - Enhanced SM | Class F-2
Prospectus:
Trading Symbol	FGFWX
American Funds Retirement Income Portfolio - Enhanced SM | Class R-1
Prospectus:
Trading Symbol	RCRPX
American Funds Retirement Income Portfolio - Enhanced SM | Class R-2
Prospectus:
Trading Symbol	RFRPX
American Funds Retirement Income Portfolio - Enhanced SM | Class R-2E
Prospectus:
Trading Symbol	RIRPX
American Funds Retirement Income Portfolio - Enhanced SM | Class R-3
Prospectus:
Trading Symbol	RLRPX
American Funds Retirement Income Portfolio - Enhanced SM | Class R-4
Prospectus:
Trading Symbol	RPRPX
American Funds Retirement Income Portfolio - Enhanced SM | Class R-5
Prospectus:
Trading Symbol	RXRPX
American Funds Retirement Income Portfolio - Enhanced SM | Class R-6
Prospectus:
Trading Symbol	RVRPX